Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Goodwill [Abstract]
Goodwill
6. Goodwill
The Company completed its annual goodwill impairment assessment as of October 1, 2024 and determined that no adjustments to the carrying value of goodwill were necessary. Goodwill is allocated to the Company’s single reporting unit, which is both its sole operating segment and only reportable segment. The carrying amount of the Company’s goodwill was $17.1 million at both September 30, 2025 and December 31, 2024.

8. Goodwill
The following table presents the changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023:

Balance at December 31, 2022	$—
Spaceflight Acquisition	17,097

Balance at December 31, 2023	17,097
Additions or impairments	—

Balance at December 31, 2024	$17,097

The Company completed its annual goodwill impairment assessment as of October 1, 2024 and determined that no adjustments to the carrying value of goodwill were necessary. Goodwill is allocated to the Company’s single reporting unit which is both its sole operating segment and only reportable segment.